Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Cash Flows [Abstract]
Net income	$ 150,785	$ 815,722
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	314,344	353,586
Amortization	47,914	48,476
Credit loss (recovery)	4,818	(567,384)
Deferred tax (benefits) expenses	(85,255)	24,805
Gains on disposal of fixed assets	(1,448)
Foreign currency transaction (gains) loss	(235,965)	(29,409)
Changes in operating assets and liabilities:
Accounts receivable	444,870	5,222,075
Notes receivable	(71,521)	(1,287,936)
Inventories	(5,236,578)	(1,967,053)
Advances to suppliers	(1,175,868)	(703,267)
Advances to suppliers – related parties	671,612	(1,010,512)
Other receivables	(499,423)	(382,670)
Other noncurrent assets	19,628	(742)
Accounts payable	(1,050,993)	(2,095,988)
Accounts payable - related parties		(3,738,303)
Accrued expenses and other current liabilities	(113,772)	(354,407)
Notes payable	(4,439,896)	3,167,373
Advances from customers	1,102,089	(883,933)
Advances from customers – related parties	15,207	(1,008,232)
Taxes payable	(759,942)	(1,065,494)
Net cash used in operating activities	(10,899,394)	(5,463,293)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(75,244)	(81,163)
Proceeds from disposition of property, plant and equipment	14,686
Acquisition of CIP	(2,954,766)
Net cash used in investing activities	(3,015,324)	(81,163)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	2,501,762	2,499,324
Repayments on short-term borrowings	(1,212,915)	(4,498,110)
Proceeds from long-term borrowings	2,765,946	2,761,434
Repayments on long-term borrowings		(6,495,615)
Proceeds from share issuance, net of offering costs
Repayments to related parties	(48,404)	(20,815)
Net cash provided by (used in) financing activities	4,006,389	(5,753,782)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(469,071)	(62,912)
Net (decrease) increase in cash and cash equivalents and restricted cash	(10,377,400)	(11,361,150)
Cash and cash equivalents and restricted cash at the beginning of period	22,528,945	20,961,693
Cash and cash equivalents and restricted cash at the end of period	12,151,545	9,600,543
Reconciliation of cash and cash equivalents and restricted cash to the Consolidated Balance Sheet
Cash and cash equivalents	9,205,552	7,803,550
Restricted cash	2,945,993	1,796,993
Total cash and cash equivalents and restricted cash at the end of period	12,151,545	9,600,543
Supplemental disclosures of cash flows information:
Cash paid for income taxes	340,560	362,992
Cash paid for interest	$ 53,631	$ 90,630